Segmented information (Details Narrative) - CAD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Non-current assets	$ 7,910,012	$ 4,834,615	$ 7,865,958
Mineral Property [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	$ 4,791,780	$ 4,791,780